Unaudited Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 20,674,691	$ 6,429,335
Cost of revenue	(2,995,637)	(3,250,584)
Gross profit	17,679,054	3,178,751
Operating expenses
Selling and marketing expenses	(666,312)	(901,355)
General and administrative expenses	(6,017,267)	(7,641,876)
Research and development expenses	(1,149,834)	(2,772,621)
Expected credit losses	(364,640)
Other income	84,870	79,089
Other gains (losses) – net	(7,792,242)	766,456
Total operating expenses	(15,905,425)	(10,470,307)
Operating income (loss)	1,773,629	(7,291,556)
Non-operating income and expenses
Interest income	392,455	400,516
Finance costs	(416,605)	(376,546)
Total non-operating income and expenses	(24,150)	23,970
Profit (loss) before income tax	1,749,479	(7,267,586)
Income tax expense	(137,891)	(2,172)
Profit (loss) for the period	1,611,588	(7,269,758)
Components of other comprehensive loss that may not be reclassified to profit or loss
Remeasurement of defined benefit plans	2,112
Components of other comprehensive loss that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(1,949,532)	(185,082)
Other comprehensive loss for the period, net of tax	(1,947,420)	(185,082)
Total comprehensive loss for the period	$ (335,832)	$ (7,454,840)
Earning (loss) per share
Basic earning (loss) per share (in Dollars per share)	$ 0.17	$ (1.06)
Diluted earning (loss) per share (in Dollars per share)	$ 0.15	$ (1.06)